Financial liabilities - Conditional advances (Details) - EUR (€) € in Thousands	1 Months Ended									8 Months Ended	12 Months Ended	25 Months Ended	73 Months Ended	109 Months Ended
	May 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2016	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2022	Jun. 02, 2017	Dec. 16, 2016	Dec. 16, 2013
RNP-VIR conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																€ 6,300
Proceeds from conditional advances			€ 1,930	€ 346		€ 1,756							€ 4,032
CARENA conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																	€ 3,840
Proceeds from conditional advances							€ 29	€ 1,008	€ 1,150					€ 2,187
Ebola conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity															€ 390
Proceeds from conditional advances		€ 90			€ 300							€ 390
Covid-19 conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity	€ 15,869
Proceeds from conditional advances										€ 6,348
Repayment period	5 years
Proceeds from government grants										€ 1,587	€ 3,279